SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Rates of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2019
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	6%
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	33%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	10%-33%
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rates of property and equipment	15%-33%